LEASES (Tables)	6 Months Ended
Jun. 30, 2026
Leases
SCHEDULE OF OPERATING LEASE LIABILITIES

As of June 30, 2026 and December 31, 2025, lease liabilities consist of the following:

	As of
	June 30, 2026	December 31, 2025
Lease liabilities – current portion	$58,623	$58,452
Lease liabilities – non-current portion	123,697	155,567
Total	$182,320	$214,019

SCHEDULE OF OTHER LEASE INFORMATION

Other lease information is as follows:

	June 30, 2026	December 31, 2025

Weighted-average remaining lease term – operating leases	3 years	3.5 years
Weighted-average discount rate – operating leases	3.625%	3.625%

SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER OPERATING LEASES

The following is a schedule of future minimum payments under operating leases as of June 30, 2026:

For the twelve months ending December 31,
2026 (six months)	$32,086
2027	64,172
2028	64,172
2029	32,086
Total lease payments	192,516
Less: imputed interest	(10,196)
Total operating lease liabilities, net of interest	$182,320